Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Christopher J. Zimmerman, Esq.

(202) 419-8402

czimmerman@stradley.com

1933 Act Rule 497(j)

1933 Act File No. 033-72416

1940 Act File No. 811-08200

November 4, 2024

FILED VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

RE:	Bridgeway Funds, Inc.

Rule 497(j) filing

SEC File Nos. 033-72416 and 811-08200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 67 to the Registration Statement of Bridgeway Funds, Inc., which was filed with the Securities and Exchange Commission electronically via EDGAR on October 25, 2024.

Please direct any questions or comments relating to this certification to my attention at (202) 419-8402.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman